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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive office    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 3 of its series, Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund, Evergreen Short Intermediate Bond Fund, for the quarter ended March 31, 2005. These 3 series have a June 30 fiscal year end.
Date of reporting period:	March 31, 2005

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 13.5%
FIXED-RATE 0.8%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 ¤	$1,337,758	$1,333,520
Ser. 2106, Class ZD, 6.00%, 12/15/2028	14,176,164	14,801,685
Ser. 2219, Class PL, 6.50%, 04/15/2029	1,458,572	1,468,137
Ser. 2459, Class VM, 6.50%, 11/15/2014	3,246,398	3,361,574
Ser. 2480, Class EH, 6.00%, 11/15/2031	10,077,149	10,195,341
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	174,109	189,030
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	219,090	238,603
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	7,047,185	7,175,270
Ser. 1999-7, Class D, 6.00%, 03/18/2028	903,015	910,948
Ser. 2002-6, Class TA, 6.00%, 09/25/2031	1,911,376	1,918,911
Ser. G93-1, Class K, 6.68%, 01/25/2023	4,750,802	4,931,553

		46,524,572

FLOATING-RATE 12.7%
FHLMC:
Ser. 20, Class F, 3.48%, 10/25/2023	2,118,234	2,146,852
Ser. 21, Class F, 3.375%, 10/25/2023	1,865,618	1,885,468
Ser. 31, Class FA, 3.28%, 04/25/2024	1,873,999	1,880,652
Ser. 1380, Class FB, 3.41%, 10/15/2007	2,699,330	2,705,835
Ser. 1506, Class FD, 3.81%, 05/15/2008	226,752	228,620
Ser. 1513, Class AG, 3.62%, 05/15/2008	4,854,018	4,878,531
Ser. 1559, Class VM, 3.72%, 01/15/2023	1,902,568	1,906,848
Ser. 1671, Class QA, 3.13%, 02/15/2024	2,043,568	2,076,490
Ser. 1686, Class FE, 3.28%, 02/15/2024	71,200	75,677
Ser. 1691, Class EA, 3.26%, 02/15/2024	1,912,757	1,924,712
Ser. 1698, Class FC, 3.57%, 03/15/2009	4,792,658	4,833,348
Ser. 1699, Class FB, 3.81%, 03/15/2024	1,765,852	1,766,965
Ser. 1730, Class FA, 3.56%, 05/15/2024	2,478,029	2,511,879
Ser. 1939, Class FB, 3.81%, 04/15/2027	465,390	476,122
Ser. 2115, Class FB, 3.26%, 01/15/2029	1,493,298	1,509,097
Ser. 2182, Class FE, 3.24%, 05/15/2028	2,070,295	2,099,900
Ser. 2293, Class FM, 3.01%, 03/15/2031	3,101,095	3,107,080
Ser. 2314, Class FG, 3.21%, 06/15/2029	5,162,351	5,213,768
Ser. 2315, Class FW, 3.36%, 04/15/2027	1,519,427	1,540,502
Ser. 2322, Class FE, 3.26%, 08/15/2028	3,921,178	3,967,134
Ser. 2339, Class F, 3.31%, 06/15/2029	6,887,393	6,981,475
Ser. 2380, Class FL, 3.41%, 11/15/2031	16,233,489	16,535,270
Ser. 2383, Class FD, 3.31%, 11/15/2031	14,675,972	14,863,825
Ser. 2388, Class FG, 3.31%, 12/31/2031	3,469,429	3,520,985
Ser. 2389, Class FI, 3.56%, 06/15/2031	4,259,708	4,363,773
Ser. 2391, Class EF, 3.31%, 06/15/2031	1,825,589	1,852,078
Ser. 2395, Class FD, 3.41%, 05/15/2029	4,074,018	4,151,588
Ser. 2396, Class FM, 3.26%, 12/15/2031	1,013,984	1,024,712
Ser. 2418, Class FO, 3.71%, 02/15/2032	8,369,010	8,599,911
Ser. 2422, Class FC, 3.31%, 02/15/2032	5,723,021	5,792,957
Ser. 2425, Class FO, 3.71%, 03/15/2032	12,232,462	12,578,641
Ser. 2431, Class F, 3.31%, 03/15/2032	16,008,699	16,206,887
Ser. 2461, Class FI, 3.31%, 04/15/2028	2,329,189	2,357,908
Ser. 2464, Class FE, 3.81%, 03/15/2032	3,085,653	3,157,384
Ser. 2466, Class FV, 3.36%, 03/15/2032	3,722,100	3,773,428
Ser. 2470, Class FB, 3.26%, 04/15/2027	5,189,238	5,244,555
Ser. 2475, Class FD, 3.36%, 06/15/2031	7,253,111	7,372,715
Ser. 2479, Class FA, 3.21%, 08/15/2032	18,773,453	18,941,475
Ser. 2481, Class FC, 3.81%, 05/15/2031	4,141,551	4,249,220
[1]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2481, Class FE, 3.81%, 03/15/2032	$6,427,391	$6,682,687
Ser. 2526, Class FL, 3.21%, 01/15/2029	8,777,429	8,864,501
Ser. 2526, Class FM, 3.21%, 05/15/2029	12,652,214	12,789,491
Ser. 2530, Class FK, 3.21%, 06/15/2029	10,223,659	10,325,486
Ser. 2534, Class EF, 3.16%, 05/15/2022	7,512,005	7,567,143
Ser. 2534, Class FJ, 3.16%, 04/15/2022	5,474,613	5,514,796
Ser. 2547, Class FM, 3.36%, 01/15/2033	10,128,874	10,355,153
Ser. 2551, Class FD, 3.21%, 01/15/2033	15,827,119	15,995,362
Ser. 2569, Class FA, 3.26%, 01/15/2030	322,453	322,859
Ser. 2570, Class LF, 3.16%, 07/15/2017	12,868,456	12,957,634
Ser. 2631, Class FC, 3.21%, 06/15/2033	7,461,718	7,547,379
Ser. 2827, Class FR, 3.31%, 01/15/2022	11,690,875	11,942,463
Ser. T-56, Class 2AF, 3.25%, 05/25/2043	46,514,954	46,853,583
FNMA:
Ser. 1992-39, Class FA, 4.35%, 03/25/2022	1,657,218	1,700,057
Ser. 1992-45, Class F, 4.35%, 04/25/2022	366,520	375,738
Ser. 1992-187, Class FA, 2.98%, 10/25/2007	366,822	373,439
Ser. 1993-62, Class FA, 3.38%, 04/25/2023	2,843,424	2,910,159
Ser. 1993-113, Class FA, 3.86%, 07/25/2023	1,529,529	1,551,769
Ser. 1993-165, Class FE, 4.03%, 09/25/2023	4,699,917	4,828,843
Ser. 1993-170, Class FC, 3.03%, 09/25/2008	377,208	383,873
Ser. 1993-191, Class FC, 2.98%, 10/25/2008	6,443,728	6,594,898
Ser. 1993-197, Class FB, 3.03%, 10/25/2008	274,872	281,689
Ser. 1993-229, Class FB, 3.13%, 12/25/2008	839,576	858,156
Ser. 1993-247, Class FO, 3.23%, 12/25/2023	759,632	778,486
Ser. 1994-14, Class F, 3.78%, 10/25/2023	2,955,224	3,063,208
Ser. 1994-33, Class FA, 3.18%, 03/25/2009	1,900,693	1,936,540
Ser. 1994-33, Class FD, 3.18%, 03/25/2009	926,077	943,542
Ser. 1994-55, Class F, 3.76%, 12/25/2023	1,194,879	1,204,987
Ser. 1994-61, Class FB, 4.375%, 04/25/2024	1,641,154	1,696,833
Ser. 1994-80, Class F, 3.03%, 02/25/2009	2,067,451	2,114,382
Ser. 1997-34, Class F, 3.53%, 10/25/2023	21,322,631	21,677,013
Ser. 1997-43, Class FM, 3.34%, 07/18/2027	2,460,211	2,487,692
Ser. 1998-T2, Class A5, 4.16%, 01/25/2032	9,281,269	9,522,697
Ser. 1999-49, Class FB, 3.35%, 03/25/2023	2,307,189	2,329,038
Ser. 1999-51, Class FJ, 3.45%, 10/25/2029	3,966,674	4,023,358
Ser. 2000-45, Class FA, 3.38%, 12/08/2030	5,912,573	5,980,981
Ser. 2000-45, Class FB, 3.38%, 12/18/2030	3,547,544	3,588,589
Ser. 2001-8, Class FK, 3.08%, 03/18/2031	2,945,654	2,954,579
Ser. 2001-32, Class FA, 3.40%, 07/25/2031	8,151,128	8,291,490
Ser. 2001-38, Class FB, 3.35%, 08/25/2031	660,665	672,604
Ser. 2001-46, Class F, 3.23%, 09/18/2031	7,418,864	7,475,099
Ser. 2001-59, Class F, 3.45%, 11/25/2031	9,423,702	9,588,334
Ser. 2001-62, Class FK, 3.35%, 07/25/2028	718,568	724,303
Ser. 2001-63, Class FD, 3.43%, 12/18/2031	2,190,242	2,232,339
Ser. 2001-69, Class FA, 3.45%, 07/25/2031	4,524,513	4,603,375
Ser. 2001-71, Class FS, 3.45%, 11/25/2031	3,095,963	3,157,573
Ser. 2001-81, Class F, 3.40%, 01/25/2032	1,845,509	1,874,225
Ser. 2001-81, Class FC, 3.48%, 01/18/2032	2,398,205	2,444,515
Ser. 2001-81, Class FL, 3.48%, 01/18/2032	4,265,450	4,356,474
Ser. 2002-4, Class FD, 3.40%, 02/25/2032	6,165,873	6,272,049
Ser. 2002-5, Class FD, 3.75%, 02/25/2032	3,398,158	3,486,612
Ser. 2002-13, Class FE, 3.75%, 02/27/2031	4,907,405	5,047,805
Ser. 2002-20, Class FK, 3.45%, 04/25/2032	8,007,699	8,129,015
Ser. 2002-34, Class FA, 3.33%, 05/18/2032	5,220,431	5,278,221
[2]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-37, Class F, 3.65%, 11/25/2031	$6,436,996	$6,620,192
Ser. 2002-52, Class FG, 3.35%, 09/25/2032	22,447,055	22,756,600
Ser. 2002-64, Class FJ, 3.85%, 04/25/2032	8,382,022	8,601,944
Ser. 2002-67, Class FA, 3.85%, 11/25/2032	12,240,276	12,477,561
Ser. 2002-68, Class FN, 3.28%, 10/18/2032	8,942,009	9,026,958
Ser. 2002-77, Class F, 3.45%, 12/25/2032	14,102,328	14,334,473
Ser. 2002-77, Class FA, 3.83%, 10/18/2030	17,200,708	17,664,783
Ser. 2002-77, Class TF, 3.83%, 12/18/2032	11,511,465	11,821,478
Ser. 2002-81, Class FG, 3.30%, 02/25/2031	3,580,941	3,598,057
Ser. 2002-92, Class FB, 3.50%, 04/25/2030	4,435,491	4,506,813
Ser. 2002-95, Class FK, 3.35%, 01/25/2033	11,335,561	11,513,302
Ser. 2002-W5, Class A27, 3.35%, 11/25/2030	11,129,307	11,174,826
Ser. 2002-W5, Class A32, 3.17%, 11/25/2030	3,524,336	3,532,477
Ser. 2003-1, Class FI, 3.15%, 09/25/2023	2,566,495	2,580,405
Ser. 2003-15, Class LF, 3.20%, 02/25/2017	2,761,816	2,774,244
Ser. 2003-17, Class FN, 3.15%, 03/25/2018	14,579,027	14,673,062
Ser. 2003-81, Class FG, 3.30%, 09/25/2017	4,222,053	4,258,574
Ser. 2003-102, Class FT, 3.25%, 10/25/2033	5,466,769	5,515,314
Ser. 2003-119, Class FE, 3.85%, 06/25/2027	21,254,096	21,828,594
Ser. 2003-W8, Class 3F2, 3.20%, 05/25/2042	2,745,746	2,759,969
Ser. 2004-17, Class FT, 3.25%, 04/25/2034	12,867,615	12,986,511
Ser. G92-6, Class F, 3.91%, 08/25/2021	418,024	423,257
Ser. G92-20, Class FB, 4.35%, 04/25/2022	1,741,206	1,785,676
Ser. G92-61, Class FJ, 3.28%, 10/25/2022	700,449	707,412
Ser. G93-19, Class FD, 3.86%, 04/25/2023	4,570,849	4,637,538
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 70.95%, 07/16/2031 +	639,117	1,376,634

		717,754,037

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $759,066,077)		764,278,609

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 73.4%
FIXED-RATE 7.2%
FHLMC:
4.20%, 06/01/2029	1,743,603	1,811,325
4.24%, 04/01/2020	470,739	484,236
4.31%, 09/01/2032	206,969	211,552
5.50%, 01/01/2007	1,292,063	1,317,451
5.50%, TBA #	83,510,000	85,206,255
6.00%, TBA #	73,150,000	74,864,490
6.50%, 07/01/2012 - 09/01/2032	34,496,479	36,025,210
7.50%, 01/01/2016 - 06/01/2016	599,714	627,298
8.50%, 05/01/2020 - 03/01/2023	1,045,095	1,141,112
9.75%, 03/01/2016	64,000	66,930
FNMA:
3.37%, 04/01/2018 - 11/01/2018	4,095,304	4,185,682
4.18%, 02/01/2033	7,184,668	7,343,787
6.00%, TBA #	69,885,000	71,435,608
6.50%, 08/01/2013 - 05/01/2033	29,323,534	30,604,699
7.00%, 09/01/2031 - 07/01/2033	10,238,939	10,789,407
7.50%, 02/01/2016 - 06/01/2033	26,501,881	28,373,985
8.00%, 12/01/2026 - 05/01/2033	2,617,676	2,821,054
8.50%, 04/01/2026 - 06/01/2030	753,143	822,735
9.00%, 06/01/2009 - 07/01/2030	1,043,328	1,126,925
9.06%, 02/01/2032	455,824	505,280
9.50%, 05/01/2007 - 12/01/2024	948,755	1,048,536
10.00%, 01/01/2021	436,883	491,339
[3]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
10.50%, 11/01/2019	$189,029	$206,938
10.75%, 10/01/2012	44,621	48,052
11.00%, 01/01/2016 - 01/01/2018	118,226	130,997
12.50%, 07/15/2015	265,623	297,800
GNMA:
6.50%, 06/20/2034 - 08/20/2034	33,149,187	34,662,913
6.75%, 02/15/2029	313,524	330,090
7.00%, 07/20/2034	4,875,289	5,179,042
7.50%, 02/20/2023 - 11/20/2023	74,481	79,686
7.89%, 10/20/2022	2,665,639	2,851,866
8.375%, 10/15/2020	2,694,703	2,941,135
9.00%, 05/15/2016 - 01/20/2025	763,418	834,136
10.25%, 11/15/2029	2,470,126	2,630,994

		411,498,545

FLOATING-RATE 66.2%
FHLMC:
2.74%, 07/01/2029	159,280	159,118
3.07%, 01/01/2018	24,822	25,076
3.08%, 12/01/2033	26,616,611	27,075,482
3.11%, 05/01/2022	22,446	22,530
3.12%, 05/01/2017	28,086	28,171
3.125%, 12/01/2017 - 07/01/2030	922,424	925,811
3.15%, 01/01/2022	185,762	189,376
3.18%, 09/01/2016 - 07/01/2019	499,076	500,944
3.20%, 10/01/2030	114,920	114,902
3.21%, 06/01/2016 - 02/01/2037	13,485,337	13,645,821
3.23%, 05/01/2018	181,922	182,517
3.24%, 08/01/2018	2,631	2,658
3.25%, 03/01/2018	157,820	159,579
3.27%, 12/01/2017	30,268	30,385
3.33%, 09/01/2018 - 07/01/2028	3,367,340	3,487,215
3.38%, 07/01/2019	4,542	4,728
3.39%, 06/01/2020 - 05/01/2028	3,787,414	3,895,786
3.43%, 08/01/2018	7,190	7,184
3.44%, 10/01/2018 - 07/01/2024	452,524	459,606
3.49%, 04/01/2032	790,498	815,414
3.50%, 03/01/2019	24,850	24,840
3.51%, 07/01/2023	19,979	20,362
3.52%, 07/01/2019	75,509	75,997
3.53%, 05/01/2023	865,744	887,876
3.54%, 10/01/2033	12,093,038	12,167,750
3.55%, 07/01/2017	376,978	378,595
3.57%, 06/01/2029	2,445,052	2,504,630
3.60%, 01/01/2026	85,374	85,278
3.625%, 07/01/2018	208	210
3.65%, 07/01/2031	6,178,843	6,384,366
3.66%, 06/01/2019	515,219	527,779
3.68%, 12/01/2018 - 06/01/2031	14,142,132	14,702,339
3.69%, 08/01/2030	1,312,067	1,362,786
3.70%, 11/01/2020 - 01/01/2032	947,886	975,395
3.72%, 06/01/2024 - 10/01/2029	2,313,578	2,427,570
3.73%, 10/01/2032	25,531,853	26,180,449
3.74%, 08/01/2018 - 09/01/2026	2,903,040	2,898,153
3.75%, 09/01/2015 - 10/01/2019	114,057	114,930
[4]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
3.76%, 10/01/2030	$180,589	$186,206
3.78%, 12/01/2018	120,024	120,901
3.79%, 01/01/2020	235,462	235,611
3.80%, 05/01/2025	180,062	185,325
3.81%, 08/01/2018 - 10/01/2023	258,646	263,337
3.83%, 07/01/2025 - 07/01/2028	7,067,699	7,424,838
3.85%, 07/01/2031	941,000	955,892
3.86%, 06/01/2025 - 10/01/2025	1,511,384	1,578,269
3.87%, 03/01/2031	15,338,727	15,777,371
3.875%, 06/01/2018	51,380	51,776
3.88%, 06/01/2019 - 08/01/2033	8,087,475	8,291,723
3.89%, 05/01/2031	1,124,676	1,158,943
3.90%, 06/01/2024	133,121	135,754
3.93%, 04/01/2025	5,786,338	6,011,715
3.94%, 04/01/2019	118,973	119,949
3.95%, 10/01/2032	4,310,340	4,489,262
3.97%, 10/01/2025 - 08/01/2027	8,764,973	9,095,822
3.98%, 02/01/2024	324,701	330,254
3.99%, 05/01/2033	21,807,287	22,288,131
4.00%, 08/01/2019 - 03/01/2030	88,127,328	92,378,592
4.03%, 02/01/2018 - 01/01/2020	172,685	174,446
4.07%, 10/01/2024	1,469,302	1,533,172
4.08%, 05/01/2019 - 07/01/2031	28,292,481	29,342,531
4.11%, 05/01/2023	148,151	152,480
4.13%, 10/01/2031	1,856,901	1,906,946
4.14%, 06/01/2020 - 11/01/2032	21,407,056	21,995,952
4.16%, 09/01/2016 - 12/01/2031	17,983,533	18,787,447
4.17%, 09/01/2031	2,678,837	2,760,356
4.18%, 08/01/2030 - 11/01/2031	35,523,690	37,153,393
4.21%, 03/01/2020 - 10/01/2032	28,362,122	29,694,264
4.22%, 12/01/2031	203,620	209,592
4.23%, 02/01/2027	5,315,741	5,425,193
4.24%, 06/01/2021	714,449	717,774
4.25%, 11/01/2022	42,178	43,157
4.26%, 06/01/2030 - 12/01/2032	1,040,540	1,085,871
4.27%, 07/01/2024 - 01/01/2028	261,181	269,122
4.28%, 02/01/2026	1,845,743	1,889,784
4.29%, 05/01/2019 - 03/01/2025	700,069	706,604
4.30%, 05/01/2020 - 10/01/2032	4,671,993	4,772,380
4.31%, 07/01/2018 - 11/01/2024	16,152,634	16,768,852
4.34%, 05/01/2020	4,206	4,258
4.35%, 11/01/2018 - 07/01/2031	6,042,946	6,223,891
4.36%, 06/01/2030 - 10/01/2037	9,842,192	10,178,813
4.39%, 11/01/2031	276,334	284,638
4.42%, 01/01/2027	108,985	113,740
4.46%, 11/01/2029	1,760,204	1,793,159
4.48%, 01/01/2027	454,500	464,326
4.52%, 05/01/2026 - 10/01/2031	5,794,004	5,957,808
4.57%, 07/01/2028 - 10/01/2033	29,029,146	30,386,508
4.63%, 02/01/2032	95,238	98,897
4.65%, 05/01/2031	308,165	316,065
4.67%, 08/01/2029 - 09/01/2030	2,381,437	2,435,120
4.74%, 06/01/2030	4,772,972	4,990,429
4.75%, 01/01/2030	4,390,051	4,587,823
4.77%, 09/01/2032	32,158,094	33,340,936
[5]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.78%, 06/01/2030	$2,064,623	$2,158,790
4.83%, 08/01/2029	698,282	730,263
4.86%, 12/01/2032	33,080,570	33,464,305
4.875%, 01/01/2017	28,058	28,306
4.92%, 01/01/2017	10,772	10,831
4.93%, 04/01/2020	97,014	97,891
4.97%, 09/01/2032	13,055,268	13,487,655
5.00%, 10/01/2034	29,347,904	29,167,708
5.02%, 11/01/2031 - 11/01/2034	52,486,525	52,379,733
5.05%, 03/01/2030	1,382,099	1,446,684
5.09%, 03/01/2032	185,883	189,943
5.14%, 04/01/2023	886,866	920,601
5.16%, 09/01/2030	1,510,079	1,533,131
5.25%, 02/01/2031	1,194,096	1,211,591
5.30%, 06/01/2017	74,612	75,470
5.32%, 10/01/2018 - 03/01/2033	37,464,092	37,778,838
5.34%, 12/01/2033	33,431,800	34,158,301
5.37%, 05/01/2032	1,694,073	1,754,605
5.38%, 01/01/2032	796,847	832,101
5.42%, 01/01/2031	5,909,486	6,233,791
5.49%, 01/01/2019	4,553	4,568
5.51%, 06/01/2022	13,498	13,735
5.61%, 06/01/2030 - 08/01/2030	3,083,337	3,171,252
5.62%, 06/01/2033	7,424,264	7,502,262
5.64%, 01/01/2030	187,950	191,444
5.65%, 12/01/2032	52,317,609	53,462,318
5.76%, 03/01/2018 - 07/01/2026	1,394,013	1,420,426
5.77%, 02/01/2027	362,425	371,712
5.80%, 04/01/2032	1,540,542	1,547,136
5.84%, 08/01/2025 - 08/01/2031	1,311,401	1,360,855
5.91%, 02/01/2021 - 08/01/2029	257,005	262,005
5.92%, 02/01/2018 - 10/01/2029	615,369	624,325
5.94%, 05/01/2031	673,467	697,462
6.00%, 01/01/2024	9,928	10,063
6.02%, 05/01/2031	2,621,258	2,743,335
6.04%, 06/01/2031	723,246	740,702
6.09%, 08/01/2029	1,270,270	1,314,539
6.21%, 05/01/2027	1,160,972	1,199,360
6.27%, 08/01/2027	301,700	304,823
6.30%, 05/01/2027	274,059	283,440
6.31%, 02/01/2030	1,490,788	1,544,740
6.35%, 04/01/2031	105,996	108,935
6.40%, 09/01/2031	2,320,542	2,418,401
6.55%, 09/01/2031	838,763	862,875
6.87%, 02/01/2030	343,906	354,987
6.91%, 04/01/2024 - 05/01/2026	483,103	493,731
7.21%, 04/01/2029	1,276,382	1,325,918
7.36%, 09/01/2030	169,784	174,113
FNMA:
2.71%, 12/01/2034	1,317,026	1,341,958
2.88%, 01/01/2021	24,623	24,538
2.89%, 03/01/2015 - 01/01/2022	518,717	518,635
2.91%, 01/01/2021	41,402	41,262
2.97%, 11/01/2021	526,250	525,650
3.00%, 05/01/2017	86,768	87,774
[6]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.09%, 05/01/2041 - 07/01/2044	$122,903,464	$124,693,285
3.10%, 12/01/2017	557,581	565,318
3.125%, 01/01/2017 - 12/01/2017	292,780	296,849
3.14%, 04/01/2018	23,573	23,983
3.21%, 10/01/2016 - 03/01/2034	10,874,215	11,100,005
3.23%, 12/01/2020	253,800	255,356
3.24%, 05/01/2018 - 04/01/2019	2,630,143	2,690,318
3.25%, 05/01/2017 - 03/01/2030	342,709	347,619
3.26%, 05/01/2018 - 11/01/2024	1,351,357	1,381,863
3.27%, 07/01/2016 - 01/01/2035	6,131,562	6,216,562
3.28%, 10/01/2017 - 11/01/2023	2,007,142	2,034,970
3.29%, 06/01/2030 - 01/01/2041	136,151,239	139,035,801
3.30%, 01/01/2018	5,377,610	5,500,602
3.31%, 03/01/2019	7,324,034	7,477,771
3.32%, 11/01/2017	753,580	764,170
3.34%, 06/01/2017 - 02/01/2018	151,607	153,925
3.35%, 05/01/2019 - 02/01/2035	11,148,777	11,313,215
3.36%, 08/01/2033	692,676	696,803
3.37%, 09/01/2017 - 04/01/2042	25,215,045	25,593,880
3.375%, 07/01/2017 - 04/01/2028	6,134,056	6,274,898
3.38%, 06/01/2020	1,783,071	1,824,641
3.39%, 06/01/2019	5,365	5,456
3.40%, 05/01/2017 - 07/01/2017	3,226,187	3,301,018
3.42%, 08/01/2017	2,320,059	2,374,218
3.43%, 06/01/2027	20,641	21,207
3.44%, 11/01/2027	24,636	25,021
3.45%, 06/01/2022 - 02/01/2035	23,355,720	24,026,504
3.46%, 06/01/2027	43,003	43,932
3.47%, 03/01/2018	18,512,971	18,914,809
3.48%, 07/01/2017 - 09/01/2018	1,218,129	1,244,421
3.50%, 05/01/2024 - 02/01/2033	14,967,567	15,247,514
3.51%, 03/01/2018 - 02/01/2035	25,867,731	26,241,260
3.53%, 05/01/2022	17,348	17,655
3.54%, 08/01/2026	18,293	18,622
3.55%, 02/01/2035 ##	61,269,778	63,028,221
3.56%, 04/01/2034	950,837	971,251
3.57%, 12/01/2025	48,685	49,660
3.58%, 02/01/2017	7,121,681	7,259,011
3.62%, 12/01/2031 - 02/24/2035	19,128,226	19,446,336
3.625%, 01/01/2019	558,175	567,081
3.63%, 10/01/2017 	8,778,135	8,958,123
3.63%, 10/01/2017 - 01/01/2032	5,173,354	5,277,694
3.64%, 09/01/2027 - 08/01/2031	1,931,753	1,972,094
3.66%, 05/01/2018 - 05/01/2029	3,365,788	3,436,675
3.67%, 08/01/2017 - 10/01/2034	2,410,889	2,462,646
3.69%, 03/01/2033	4,303,728	4,386,440
3.71%, 01/01/2022 - 04/01/2034	66,732,854	69,110,820
3.73%, 01/01/2017 - 01/01/2036	2,681,579	2,734,419
3.74%, 10/01/2024 - 11/01/2032	8,169,096	8,446,918
3.75%, 12/01/2016	6,541	6,540
3.76%, 07/01/2032	20,323,295	20,812,709
3.77%, 04/01/2030	201,742	204,618
3.78%, 12/01/2022 - 07/01/2032	84,662,357	89,000,110
3.80%, 08/01/2033	4,721,836	4,862,130
3.81%, 07/01/2020 - 09/01/2030	1,493,182	1,533,860
[7]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.84%, 11/01/2029	$32,453	$32,888
3.85%, 11/01/2017 - 09/01/2032	4,122,140	4,247,008
3.87%, 09/01/2021 - 04/01/2030	3,562,281	3,651,641
3.875%, 07/01/2015 - 01/01/2029	4,079,410	4,147,292
3.88%, 07/01/2019	598,241	612,868
3.89%, 01/01/2032	4,122,193	4,327,739
3.90%, 07/01/2033	441,097	452,857
3.91%, 11/01/2024	1,483,359	1,557,688
3.92%, 01/01/2031 - 03/01/2033	4,750,357	4,909,253
3.93%, 12/01/2021	736,966	757,880
3.95%, 02/01/2020 - 01/01/2036	1,386,481	1,414,751
3.96%, 06/01/2031	1,447,117	1,491,929
3.99%, 08/01/2026	398,384	405,557
4.00%, 02/01/2031	135,568	138,619
4.02%, 08/01/2033	67,821	70,107
4.03%, 11/01/2022 - 08/01/2033	7,599,731	7,781,552
4.04%, 04/01/2028 - 04/01/2034	54,050,393	56,457,133
4.05%, 09/01/2028 - 02/01/2035	61,574,459	64,138,158
4.06%, 09/01/2024	57,456	58,883
4.07%, 07/01/2023	124,306	126,683
4.08%, 07/01/2027	4,684,121	4,861,326
4.09%, 07/01/2021 - 07/01/2033	21,715,741	22,607,996
4.10%, 08/01/2027	28,527	29,166
4.11%, 01/01/2017 - 05/01/2033	2,824,765	2,893,262
4.12%, 10/01/2015 - 03/01/2035	83,864,405	86,914,583
4.125%, 09/01/2016 - 04/01/2034	36,781,808	37,833,219
4.13%, 01/01/2029	272,014	277,682
4.14%, 04/01/2018 - 10/01/2032	9,388,806	9,743,955
4.15%, 06/01/2025 - 08/01/2034	16,138,307	16,962,330
4.16%, 07/01/2018 - 01/01/2026	4,486,052	4,649,797
4.17%, 10/01/2025 - 01/01/2027	5,093,294	5,253,481
4.18%, 04/01/2017	10,181	10,165
4.18%, 11/01/2039 	463,838	486,450
4.19%, 08/01/2026 - 03/01/2032	10,102,315	10,503,905
4.20%, 07/01/2024 - 08/01/2033	64,859,792	66,740,403
4.21%, 06/01/2026 - 03/01/2031	933,919	960,326
4.22%, 05/01/2017 - 09/01/2032	4,287,369	4,384,825
4.23%, 09/01/2032 - 02/01/2035	63,908,834	66,512,609
4.24%, 04/01/2024 - 01/01/2032	2,711,529	2,776,392
4.25%, 01/01/2028 - 01/01/2032	626,526	648,960
4.26%, 07/01/2033	4,383,528	4,341,794
4.27%, 07/01/2029 - 09/01/2032	555,019	571,532
4.28%, 05/01/2018 - 10/01/2032	2,399,539	2,459,232
4.29%, 09/01/2033	1,525,316	1,607,959
4.30%, 08/01/2033	451,942	465,168
4.31%, 03/01/2018	16,927,837	17,458,863
4.33%, 06/01/2019 - 09/01/2033	11,225,108	11,731,637
4.34%, 05/01/2029 - 12/01/2029	484,642	494,809
4.35%, 01/01/2030	178,373	182,012
4.37%, 01/01/2021 - 07/01/2032	8,233,744	8,410,838
4.375%, 01/01/2032	1,650,639	1,692,400
4.39%, 07/01/2025 - 10/01/2034	4,237,124	4,338,207
4.40%, 02/01/2029 - 10/01/2031	319,249	333,045
4.42%, 03/01/2028 - 06/01/2034	14,138,606	14,810,173
4.43%, 12/01/2024 - 04/01/2034	54,136,786	56,405,448
[8]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.44%, 07/01/2017 - 03/01/2033	$3,188,403	$3,322,999
4.45%, 01/01/2027 - 08/01/2033	1,052,651	1,097,051
4.48%, 05/01/2025	1,128,924	1,183,647
4.49%, 11/01/2033	859,206	877,580
4.51%, 04/01/2034	5,200,514	5,347,478
4.52%, 12/01/2016 - 02/01/2035	14,823,737	15,304,940
4.54%, 05/01/2027	540,866	564,729
4.56%, 03/01/2032	150,744	155,239
4.57%, 02/01/2037	4,165,839	4,237,216
4.58%, 06/01/2027 - 09/01/2028	78,247	79,911
4.59%, 05/01/2034	8,812,367	8,754,077
4.60%, 02/01/2019 - 10/01/2025	1,292,123	1,326,495
4.61%, 10/01/2032	11,727,750	12,211,514
4.62%, 10/01/2017 - 03/01/2030	1,150,769	1,176,719
4.625%, 01/01/2022	5,919	6,030
4.63%, 04/01/2033	1,197,446	1,238,720
4.64%, 11/01/2024 - 07/01/2033	8,450,127	8,854,691
4.65%, 03/01/2014 - 08/01/2031	353,591	363,386
4.66%, 01/01/2033	3,881,174	4,007,209
4.67%, 09/01/2033	4,699,960	4,989,571
4.68%, 03/01/2032 - 08/01/2035	49,110,122	50,958,565
4.69%, 05/01/2032	5,579,125	5,691,735
4.70%, 04/01/2033	10,261,668	10,302,970
4.71%, 09/01/2033	3,969,641	4,115,898
4.72%, 02/01/2029 - 01/01/2033	20,526,456	21,370,333
4.74%, 04/01/2018 - 12/01/2030	9,799,118	10,072,476
4.75%, 04/01/2027	33,095	33,884
4.76%, 08/01/2032	1,252,860	1,287,995
4.77%, 11/01/2032 - 04/01/2033	10,095,435	10,186,377
4.78%, 09/01/2033	5,868,998	6,137,212
4.79%, 02/01/2019 - 02/01/2033	3,517,251	3,568,788
4.80%, 09/01/2030 - 02/01/2035	45,801,138	46,149,503
4.81%, 11/01/2032 - 01/01/2033	15,298,372	15,502,195
4.82%, 12/01/2032 - 07/01/2033	37,809,328	38,237,533
4.83%, 03/01/2033	925,707	929,408
4.84%, 05/01/2033	6,298,420	6,546,653
4.85%, 11/01/2017 - 01/01/2033	15,335,400	15,581,674
4.86%, 08/01/2030 - 12/01/2036	2,562,656	2,648,090
4.87%, 09/01/2033 - 08/01/2034	53,492,504	54,333,847
4.88%, 10/01/2032	14,013,815	14,177,132
4.89%, 07/01/2032	74,641	79,625
4.90%, 06/01/2024 - 08/01/2034	84,383,088	85,161,014
4.92%, 01/01/2033 - 01/01/2034	7,213,482	7,414,995
4.93%, 04/01/2024	2,694,870	2,803,427
4.95%, 01/01/2019 - 05/01/2033	33,594,074	34,823,988
4.96%, 04/01/2034	7,638,745	7,969,274
4.98%, 01/01/2031 - 12/01/2032	84,525,573	88,484,546
5.00%, 02/01/2028 - 08/01/2034	27,940,284	28,478,883
5.02%, 03/01/2034 - 05/01/2034	67,884,340	69,661,373
5.03%, 04/01/2033 - 05/01/2033	27,433,198	28,041,264
5.05%, 01/01/2018 - 09/01/2034	113,597,507	118,845,224
5.06%, 10/01/2017 - 04/01/2033	38,330,393	40,362,571
5.10%, 09/01/2032	3,385,005	3,411,717
5.11%, 05/01/2017 - 01/01/2023	227,066	230,946
5.12%, 11/01/2033	27,216,628	27,540,660
[9]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.13%, 12/01/2032	$9,681,605	$9,966,764
5.14%, 08/01/2032 - 12/01/2032	10,693,064	11,175,042
5.15%, 05/01/2033 - 12/01/2050	8,336,514	8,727,694
5.16%, 06/01/2028	130,217	128,991
5.17%, 04/01/2033	4,012,407	4,139,127
5.18%, 04/01/2034 ##	80,741,581	84,569,635
5.19%, 03/01/2034 ##	87,264,477	88,497,855
5.20%, 09/01/2033 - 11/01/2033	4,644,295	4,675,892
5.21%, 06/01/2033	1,123,815	1,162,164
5.22%, 01/01/2034	12,626,547	13,075,206
5.23%, 06/01/2032	659,180	687,310
5.24%, 02/01/2032 - 09/01/2032	6,860,602	7,083,514
5.25%, 08/01/2032	1,187,099	1,167,704
5.26%, 04/01/2032 - 02/01/2033	1,651,747	1,699,890
5.27%, 08/01/2032	1,211,533	1,241,167
5.28%, 01/01/2023	62,937	63,916
5.29%, 11/01/2014 - 04/01/2033	18,297,757	18,837,246
5.30%, 07/01/2032 - 09/01/2032	15,794,294	16,193,698
5.31%, 04/01/2018	1,426	1,396
5.33%, 11/01/2023 - 07/01/2032	1,332,141	1,371,635
5.34%, 03/01/2032	6,465,434	6,714,491
5.35%, 10/01/2028	1,446,892	1,514,736
5.36%, 11/01/2031 - 06/01/2032	605,257	623,168
5.37%, 11/01/2031	1,103,267	1,156,590
5.375%, 11/01/2032	1,810,773	1,809,591
5.38%, 01/01/2033	727,108	754,396
5.43%, 03/01/2017 - 02/01/2029	235,689	239,407
5.47%, 03/01/2018 - 06/01/2024	423,246	435,178
5.49%, 01/01/2019	1,049,416	1,075,081
5.51%, 10/01/2032	234,871	247,957
5.53%, 09/01/2018	72,227	74,142
5.54%, 09/01/2017 - 08/01/2032	2,264,855	2,313,105
5.56%, 12/01/2018 - 12/01/2031	214,546	225,006
5.59%, 09/01/2023 - 06/01/2032	1,519,056	1,554,972
5.61%, 04/01/2032	770,131	796,209
5.62%, 05/01/2032	907,378	925,097
5.64%, 10/01/2025	22,500	22,867
5.65%, 06/01/2018	170,379	174,259
5.66%, 01/01/2019 - 05/01/2032	504,345	528,663
5.69%, 06/01/2032	4,999,861	5,191,593
5.72%, 04/01/2033 - 06/01/2033	2,703,107	2,747,449
5.73%, 06/01/2022	13,055	13,288
5.75%, 07/01/2019 - 06/01/2022	17,950	18,357
5.77%, 05/01/2032	1,941,090	1,969,387
5.78%, 06/01/2032	321,509	330,200
5.79%, 11/01/2031	427,445	436,161
5.80%, 11/01/2031 - 11/01/2033	10,529,527	10,859,395
5.81%, 12/01/2031	2,596,337	2,635,720
5.85%, 03/01/2014 - 02/01/2033	4,049,843	4,202,132
5.875%, 03/01/2023	34,096	35,143
5.89%, 09/01/2031	3,317,956	3,425,622
5.92%, 03/01/2032 - 02/01/2034	4,127,397	4,315,766
5.96%, 06/01/2032	3,552,660	3,629,806
6.00%, 03/01/2014 - 05/01/2023	3,610,816	3,733,919
6.00%, 02/01/2017 	15,702	15,947
[10]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.02%, 10/01/2024	$83,959	$86,451
6.03%, 09/01/2031	806,075	810,765
6.05%, 06/01/2032	782,032	794,569
6.07%, 03/01/2032 - 05/01/2041	604,079	618,814
6.08%, 11/01/2019	3,424	3,538
6.09%, 04/01/2019 - 10/01/2032	3,286,907	3,335,720
6.10%, 12/01/2030	731,500	761,846
6.17%, 04/01/2040	2,618,347	2,677,684
6.19%, 05/01/2022 - 07/01/2028	1,493,688	1,513,451
6.20%, 05/01/2019	21,269	21,782
6.21%, 04/01/2032 - 02/01/2033	2,827,769	2,914,865
6.22%, 01/01/2033	1,578,183	1,645,973
6.25%, 04/01/2021	3,062	3,154
6.27%, 11/01/2031	555,095	570,981
6.28%, 06/01/2032	2,005,832	2,069,005
6.29%, 08/01/2031	2,415,143	2,455,010
6.33%, 10/01/2029	338,788	349,797
6.35%, 06/01/2019 - 07/01/2033	412,941	425,321
6.38%, 04/01/2031 - 12/01/2031	1,597,875	1,582,923
6.45%, 05/01/2025 - 12/01/2039	3,364,405	3,381,270
6.49%, 08/01/2031 - 09/01/2031	4,147,863	4,230,530
6.50%, 07/01/2023 - 04/01/2032	371,001	388,530
6.51%, 10/01/2018	3,892	4,063
6.53%, 08/01/2031	336,353	341,267
6.55%, 05/01/2025 - 06/01/2028	462,973	473,853
6.61%, 06/01/2030 - 12/01/2031	4,455,961	4,530,151
6.67%, 11/01/2031	549,954	567,496
6.70%, 03/01/2032	903,516	939,360
6.72%, 03/01/2023	9,804	9,635
6.84%, 06/01/2032	1,482,818	1,560,160
6.875%, 03/01/2017	1,980	2,027
6.92%, 06/01/2027	947,939	965,890
6.95%, 06/01/2032	175,175	181,499
6.97%, 08/01/2031	741,429	789,070
7.10%, 03/01/2015	55,692	55,447
7.14%, 06/01/2032	891,101	880,374
7.40%, 01/01/2028	45,166	46,328
7.49%, 07/01/2030	288,264	295,032
7.50%, 10/01/2021	37,160	37,987
7.57%, 10/01/2025	41,229	42,592
7.70%, 03/01/2024	26,186	26,379
7.75%, 02/01/2024 - 01/01/2026	17,836	17,924
7.88%, 06/01/2024	999	1,004
8.375%, 12/01/2024	5,243	5,378
9.10%, 10/01/2024	11,112	11,130
GNMA:
3.00%, 01/20/2030	898,276	902,731
3.25%, 08/20/2017	48,618	49,231
3.375%, 02/20/2016 - 01/20/2028	50,535,913	50,881,789
3.50%, 02/20/2018 - 04/20/2033	12,588,491	12,630,768
3.75%, 07/20/2016 - 09/20/2027	15,662,212	15,763,471
3.875%, 01/20/2022 - 12/20/2026	112,529	114,775
4.00%, 01/20/2016 - 03/20/2033	4,491,357	4,562,904
4.125%, 10/20/2016 - 12/20/2032	93,604,628	95,771,709
4.25%, 07/20/2022	37,701	38,137
[11]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
GNMA:
4.50%, 12/20/2017 - 06/20/2019	$37,278	$38,187
5.00%, 08/20/2015 - 10/20/2015	145,991	148,361

		3,755,971,796

Total Agency Mortgage-Backed Pass Through Securities (cost $4,167,947,623)		4,167,470,341

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 15.2%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	24,078,955	25,362,363
Ser. T-48, Class 2A, 4.22%, 11/25/2032	14,442,551	14,993,168
Ser. T-54, Class 3A, 7.00%, 02/25/2043	83,187,989	87,971,257
Ser. T-54, Class 4A, 4.15%, 02/25/2043	11,556,245	12,203,403
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	27,574,166	29,063,060
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	2,111,765	2,266,980
Ser. 2001-T12, Class A4, 4.28%, 08/25/2041	32,134,836	32,755,405
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	3,711,711	3,844,265
Ser. 2002-66, Class A3, 4.15%, 04/25/2042	54,566,258	56,571,595
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	35,840,315	37,830,491
Ser. 2002-T12, Class A5, 4.34%, 10/25/2041	9,046,205	9,244,685
Ser. 2002-W4, Class A6, 4.31%, 02/25/2027	15,754,517	16,045,546
Ser. 2002-W10, Class A2, 4.70%, 08/25/2042	551,908	551,182
Ser. 2003-7, Class A2, 3.89%, 05/25/2042	6,579,268	6,654,759
Ser. 2003-63, Class A8, 4.00%, 01/25/2043	9,479,925	9,827,353
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	51,953,845	54,603,750
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	47,795,240	48,491,588
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042	21,133,415	22,101,222
Ser. 2003-W4, Class 5A, 4.49%, 10/25/2042	9,459,000	9,772,534
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	28,087,933	29,070,449
Ser. 2003-W6, Class F, 3.20%, 09/25/2042	189,822,537	191,005,132
Ser. 2003-W8, Class 4A, 4.13%, 11/25/2042	3,603,104	3,669,545
Ser. 2003-W10, Class 2A, 4.25%, 06/25/2043	17,420,856	17,860,733
Ser. 2003-W18, Class 2A, 4.06%, 06/25/2033	81,365,081	85,682,215
Ser. 2004-T3, Class 2A, 4.09%, 08/25/2043	12,103,707	12,403,629
Ser. 2004-W12, Class 2A, 4.07%, 06/25/2044	43,077,030	44,810,450

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $870,862,341)		864,656,759

ASSET-BACKED SECURITIES 3.3%
SLMA:
Ser. 1997-3, Class A2, FRN, 3.48%, 10/25/2010	45,251,162	45,733,924
Ser. 1997-4, Class A2, FRN, 3.59%, 10/25/2010	76,018,584	76,815,487
Ser. 1998-1, Class A2, FRN, 3.60%, 10/25/2011	62,909,997	63,608,103

Total Asset-Backed Securities (cost $185,245,505)		186,157,514

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.4%
FAMC, Ser. 2000-A, Class A, 5.86%, 12/15/2039 8 (cost $23,736,431)	22,313,919	23,391,262

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes, 4.25%, 01/15/2010 (cost $2,922,067)	2,830,975	3,223,518

[12]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø (cost $4,891,662)	4,891,662	$4,891,662

Total Investments (cost $6,014,671,706) 105.9%		6,014,069,665
Other Assets and Liabilities (5.9%)		(336,657,203)

Net Assets 100.0%		$5,677,412,462

¤
Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
+	Inverse floating rate security
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $6,014,673,607. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,805,594 and $31,409,536, respectively, with a net unrealized depreciation of $603,942.

[13]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.2%
FIXED-RATE 5.2%
FHLMC:
Ser. 1916, Class PB, 6.50%, 08/15/2011	$254,746	$257,306
Ser. 2745, Class JL, 3.25%, 05/15/2021	9,835,302	9,719,997
Ser. H012, Class A2, 2.50%, 11/15/2008	5,641,832	5,434,482
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	4,983,780	4,914,320

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $20,780,592)		20,326,105

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.8%
FIXED-RATE 13.8%
FHLMC:
4.00%, 12/01/2014	5,859,656	5,647,315
4.50%, 06/01/2009	5,921,133	5,941,280
5.50%, 07/01/2019	13,269,227	13,554,239
FNMA:
4.50%, 08/01/2011	4,368,821	4,349,905
5.00%, 02/01/2019	3,943,966	3,945,073
5.50%, 07/01/2014 - 08/01/2014	19,618,340	20,084,461
6.50%, 09/01/2005 - 08/01/2010	79,592	82,155
GNMA:
6.50%, 12/15/2008 - 10/15/2010	106,942	110,665
8.00%, 08/15/2007	587	605
8.50%, 09/20/2005 	840	839
9.00%, 03/15/2009 - 08/15/2022	145,686	159,052
14.00%, 02/15/2012 - 06/15/2012	366,149	420,610

Total Agency Mortgage-Backed Pass Through Securities (cost $54,969,550)		54,296,199

ASSET-BACKED SECURITIES 4.6%
Capital One Auto Finance Trust, Ser. 2002-A, Class A4, 4.79%, 01/15/2009	4,505,266	4,532,589
Chase Manhattan Auto Owner Trust, Ser. 2001-B, Class A4, 3.80%, 05/15/2008	1,947,713	1,951,336
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032	2,408,261	2,362,073
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.43%, 06/25/2024	922,683	921,219
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,944,317	1,991,075
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.01%, 03/25/2031	1,992,740	2,016,093
Salomon Brothers Mtge. Securities VII, Inc., Ser. 1999-AQ2, Class M1, FRN, 3.66%, 11/15/2029	1,416,587	1,418,794
Trapeza CDO LLC, Ser. 2004-7A, Class B1, FRN, 4.25%, 01/25/2035 144A	3,000,000	3,030,150

Total Asset-Backed Securities (cost $18,452,130)		18,223,329

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.9%
FIXED-RATE 2.9%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A 8	2,853,347	2,902,201
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	4,833,333	4,989,993
GE Capital Comml. Mtge. Corp., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	3,623,681	3,588,085
Midland Realty Acceptance Corp., Ser. 1996-C2, Class A2, 7.23%, 01/25/2029	139,249	141,532

Total Commercial Mortgage-Backed Securities (cost $11,963,712)		11,621,811

CORPORATE BONDS 35.5%
CONSUMER DISCRETIONARY 4.0%
Household Durables 2.1%
D.R. Horton, Inc., 4.875%, 01/15/2010	2,500,000	2,408,837
Pulte Homes, Inc., 4.875%, 07/15/2009	3,000,000	2,962,527
Ryland Group, Inc., 8.00%, 08/15/2006 þ	3,000,000	3,148,194

		8,519,558

Media 1.9%
Comcast Corp., 5.85%, 01/15/2010	3,000,000	3,105,507
Time Warner, Inc., 8.18%, 08/15/2007	4,000,000	4,310,456

		7,415,963

[1]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 0.8%
Food Products 0.8%
ConAgra Foods, Inc., 6.00%, 09/15/2006	$3,000,000	$3,075,093

ENERGY 0.5%
Oil & Gas 0.5%
Pemex Project Funding Master Trust, FRN, 4.46%, 10/15/2009 144A þ	2,000,000	2,102,000

FINANCIALS 23.3%
Capital Markets 5.8%
Bear Stearns & Co., Inc., FRN, 3.03%, 01/30/2009 þ	4,000,000	4,018,528
Credit Suisse First Boston LLC, 4.125%, 01/15/2010 þ	4,000,000	3,882,344
Goldman Sachs Group, Inc., FRN, 2.87%, 10/27/2006 þ	4,000,000	4,009,512
Lehman Brothers Holdings, Inc., FRN, 4.17%, 09/28/2007	3,000,000	3,000,000
Merrill Lynch & Co., Inc., FRN, 3.22%, 09/09/2009	4,000,000	4,014,940
Morgan Stanley, FRN, 2.80%, 01/18/2008	4,000,000	4,008,824

		22,934,148

Commercial Banks 1.8%
Fleet Capital Trust V, FRN, 4.04%, 12/18/2028	4,000,000	3,993,528
HSBC Bank USA, 3.875%, 09/15/2009	3,000,000	2,907,168

		6,900,696

Consumer Finance 6.9%
American General Finance Corp., FRN, 2.79%, 01/18/2008 þ	4,000,000	4,001,044
Ford Motor Credit Co., FRN, 3.75%, 11/16/2006 þ	3,000,000	2,970,483
General Electric Capital Corp., 5.00%, 06/15/2007	6,000,000	6,092,994
General Motors Acceptance Corp., FRN, 3.56%, 01/16/2007	3,000,000	2,876,025
HSBC Finance Corp., 7.35%, 06/15/2022	3,000,000	3,083,157
John Deere Capital Corp., 3.125%, 12/15/2005	5,000,000	4,979,590
Sprint Capital Corp., 6.125%, 11/15/2008	3,000,000	3,138,165

		27,141,458

Diversified Financial Services 2.0%
Citigroup, Inc., FRN, 3.05%, 11/05/2014	4,000,000	4,037,616
JPMorgan Chase Capital XIII, FRN, 4.04%, 09/30/2034 þ	4,000,000	3,993,056

		8,030,672

Insurance 2.3%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,907,138
Genworth Financial, Inc., FRN, 3.16%, 06/15/2007	4,000,000	4,008,600
Monumental Global Funding, 3.90%, 06/15/2009 144A	3,070,000	2,973,488

		8,889,226

Real Estate 2.4%
ERP Operating LP, 4.75%, 06/15/2009	3,500,000	3,504,498
iStar Financial, Inc., REIT, FRN, 4.25%, 03/12/2007	2,000,000	2,036,182
Simon Property Group Inc., REIT, 5.375%, 08/28/2008	4,000,000	4,069,012

		9,609,692

Thrifts & Mortgage Finance 2.1%
Countrywide Home Loan, FRN, 3.40%, 06/02/2006	4,000,000	4,016,308
Washington Mutual, Inc., FRN, 2.96%, 01/15/2010	4,000,000	4,021,376

		8,037,684

HEALTH CARE 0.9%
Health Care Providers & Services 0.9%
Manor Care, Inc., 7.50%, 06/15/2006	3,000,000	3,106,086
Quest Diagnostics, Inc., 6.75%, 07/12/2006	420,000	433,303

		3,539,389

[2]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 1.1%
Industrial Conglomerates 1.1%
Textron Financial Corp., 2.69%, 10/03/2006	$4,500,000	$4,401,590

INFORMATION TECHNOLOGY 0.9%
IT Services 0.9%
USA Interactive, 6.75%, 11/15/2005	3,500,000	3,552,199

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
GTE Corp., 6.36%, 04/15/2006	5,390,000	5,513,038

UTILITIES 2.6%
Electric Utilities 0.5%
PG&E Corp., FRN, 3.26%, 04/03/2006	2,000,000	2,005,682

Multi-Utilities & Unregulated Power 2.1%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006 þ	3,000,000	3,050,910
Dominion Resources, Inc., 7.625%, 07/15/2005	5,000,000	5,060,965

		8,111,875

Total Corporate Bonds (cost $141,451,779)		139,779,963

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.1%
FHLB, 1.875%, 06/15/2006	6,000,000	5,866,068
FHLMC:
2.375%, 04/15/2006	3,000,000	2,959,710
2.85%, 02/23/2007	8,000,000	7,840,264
FNMA:
4.00%, 09/02/2008 þ	2,500,000	2,465,810
FRN, 4.40%, 02/17/2009	5,000,000	5,001,500

Total U.S. Government & Agency Obligations (cost $24,560,410)		24,133,352

U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Notes:
1.625%, 01/15/2015 þ	4,990,550	4,918,422
1.875%, 01/31/2006 þ	6,000,000	5,929,692
2.50%, 05/31/2006 þ	4,000,000	3,953,440
2.625%, 11/15/2006 þ	10,000,000	9,833,210
2.875%, 11/30/2006 þ	10,000,000	9,867,190
3.375%, 10/15/2009 þ	3,000,000	2,905,548
3.50%, 12/15/2009 - 02/15/2010 þ	12,500,000	12,138,190
3.625%, 01/15/2010	15,000,000	14,645,520

Total U.S. Treasury Obligations (cost $65,236,424)		64,191,212

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.2%
FIXED-RATE 4.2%
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%, 02/25/2035	5,000,000	5,031,834
GE Capital Mall Finance Corp., Ser. 1998-1A, Class B2, 6.75%, 09/13/2028 144A	4,000,000	4,282,483
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	3,500,000	3,386,607
Ser. 2004-AR5, Class A6, 3.87%, 06/25/2034	4,000,000	3,871,029

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $16,758,969)		16,571,953

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.8%
FLOATING-RATE 0.8%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 5.40%, 05/20/2032	119,871	121,141
Indymac Index Mtge. Loan Trust, Ser. 2005-AR3, Class 4A1, 5.54%, 04/25/2035	2,998,651	3,030,413

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $3,179,412)		3,151,554

[3]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 1.0%
FIXED-RATE 0.2%
PNC Mtge. Securities Corp., Ser. 1998-12, Class CB1, 6.80%, 01/25/2029	$931,923	$931,363

FLOATING-RATE 0.8%
Countrywide Home Loans, Ser. 2004-HYB8, Class 1M2, 4.37%, 01/20/2035 8	2,999,997	3,060,314

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $4,004,583)		3,991,677

YANKEE OBLIGATIONS-CORPORATE 6.6%
FINANCIALS 5.3%
Commercial Banks 2.2%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,917,770
Royal Bank of Scotland Group, FRN, 2.94%, 12/29/2049	4,000,000	3,577,208

		8,494,978

Diversified Financial Services 2.1%
Preferred Term Securities, Ltd., FRN:
4.60%, 03/24/2034 144A	5,000,000	5,067,900
4.60%, 06/24/2034 144A	3,000,000	3,040,860

		8,108,760

Real Estate 1.0%
Westfield Capital Corp., Ltd., FRN, 3.05%, 11/02/2007 144A	4,000,000	4,009,848

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
France Telecom SA, 7.95%, 03/01/2006	3,000,000	3,093,507
Telefonos De Mexico SA, 4.75%, 01/27/2010 144A	2,200,000	2,149,140

		5,242,647

Total Yankee Obligations-Corporate (cost $25,819,989)		25,856,233

	Shares	Value

PREFERRED STOCKS 1.0%
FINANCIALS 1.0%
Thrifts & Mortgage Finance 1.0%
Fannie Mae (cost $3,902,500)	70,000	3,889,375

	Principal Amount	Value

SHORT-TERM INVESTMENTS 22.3%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 2.54%, 06/30/2005 † ƒ	$600,000	596,198

	Shares	Value

MUTUAL FUND SHARES 22.1%
Evergreen Institutional Money Market Fund ø	5,859,143	5,859,143
Navigator Prime Portfolio þþ	81,188,580	81,188,580

		87,047,723

Total Short-Term Investments (cost $87,643,921)		87,643,921

Total Investments (cost $478,723,971) 120.3%		473,676,684
Other Assets and Liabilities (20.3%)		(79,959,368)

Net Assets 100.0%		$393,717,316

[4]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
þ	All or a portion of these securities are on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

At March 31, 2005, the Fund had open short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at March 31, 2005	Unrealized Gain (Loss)
June 2005	170 2-Year U.S. Treasury Note Futures	$35,275,000	$35,377,744	$102,744
June 2005	110 5-Year U.S. Treasury Note Futures	11,776,875	11,772,887	(3,988)

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $478,723,971. The gross unrealized appreciation and depreciation on securities based on tax cost was $489,781 and $5,537,068, respectively, with a net unrealized depreciation of $5,047,287.

[5]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.9%
FIXED-RATE 9.9%
FHLMC, 6.98%, 10/01/2020 	$15,763,387	$17,238,840
FNMA:
4.44%, 04/01/2013	2,370,892	2,312,231
4.83%, 02/01/2013	11,461,382	11,429,404
5.95%, 01/01/2009	5,959,656	6,193,327
6.08%, 10/01/2008	15,174,908	15,786,171
6.29%, 06/01/2011	3,432,938	3,668,860
6.31%, 02/01/2008	3,979,375	4,116,836
6.37%, 01/01/2008	2,174,383	2,259,765
6.40%, 12/01/2007	3,600,000	3,739,228
6.42%, 01/01/2008	2,741,867	2,852,512
6.79%, 12/01/2007	2,651,822	2,775,832
6.82%, 12/01/2007	6,213,901	6,509,532
6.875%, 01/01/2007	2,748,939	2,839,157
6.91%, 07/01/2009	9,377,171	10,078,924
6.95%, 10/01/2006	7,465,094	7,677,659
6.97%, 11/01/2007	3,954,359	4,173,626
7.01%, 12/01/2010	4,256,606	4,668,006
7.09%, 07/01/2009	2,818,355	3,044,908
7.20%, 12/01/2006	3,244,299	3,355,422
7.32%, 12/01/2010	4,042,972	4,492,294
7.44%, 07/01/2009	11,700,000	12,824,254

Total Agency Commercial Mortgage-Backed Securities (cost $135,433,363)		132,036,788

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.9%
FIXED-RATE 4.9%
FHLMC:
Ser. 1935, Class FL, 3.51%, 02/15/2027	48,969	49,376
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,218,000	8,026,703
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	13,158,356
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	11,954,030
Ser. 2780, Class LD, 5.00%, 03/15/2029	5,683,000	5,658,004
Ser. 2807, Class ND, 5.50%, 04/15/2029	14,620,000	14,771,764
FNMA, Ser. 2002-09, Class PC, 6.00%, 03/25/2017	10,165,000	10,509,551
GNMA, Ser. 2003-111, Class VA, 5.50%, 03/16/2013	1,182,149	1,203,263

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $65,292,336)		65,331,047

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.4%
FIXED-RATE 2.4%
FHLMC:
5.50%, 02/01/2009 - 12/01/2017	1,445,273	1,476,748
6.00%, 04/01/2017	293,842	303,747
6.50%, 09/01/2016	675,009	706,311
7.50%, 02/01/2023	98,484	105,980
FNMA:
4.50%, 06/01/2013	1,161,740	1,158,481
4.50%, TBA #	14,140,000	13,826,262
5.50%, 12/01/2014 - 08/01/2018	1,514,634	1,546,659
6.00%, 02/01/2009 - 02/01/2018	2,056,454	2,117,886
6.50%, 07/01/2013 - 08/01/2017	4,673,017	4,882,769
7.00%, 10/01/2007 - 08/01/2032	3,028,642	3,187,865
7.50%, 10/01/2031 - 03/01/2032	611,391	654,258
GNMA:
7.00%, 09/15/2008 - 02/15/2009	361,558	374,061
8.05%, 06/15/2019 - 10/15/2020	1,827,335	1,983,098

		32,324,125

[1]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 0.0%
FNMA, 3.19%, 06/01/2017	$14,521	$14,726

Total Agency Mortgage-Backed Pass Through Securities (cost $32,170,463)		32,338,851

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.6%
FHLMC, Ser. T-60, Class 1A-4C, 5.40%, 03/25/2044	10,610,000	10,578,780
FNMA, Ser. 2003-W19, Class 1-A5, 5.50%, 11/25/2033	10,690,000	10,826,727

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $22,086,591)		21,405,507

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 6.9%
FHLMC:
Ser. T-55, Class 1A1, 6.50%, 03/25/2043	9,662,940	10,014,414
Ser. T-57, Class 1-A2, 7.00%, 07/25/2043	3,696,136	3,900,577
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	2,607,823	2,716,687
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	4,123,872	4,354,549
Ser. 2002-W7, Class A5, 7.50%, 07/01/2032	4,510,831	4,754,815
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	6,514,227	6,803,958
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	17,620,497	18,236,862
Ser. 2004-T2, Class 1A4, 7.50%, 11/25/2043	8,795,324	9,323,043
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	8,101,629	8,481,724
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	11,102,508	11,423,613
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	10,698,002	11,007,550

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $92,689,822)		91,017,792

ASSET-BACKED SECURITIES 5.4%
Bank One Issuance Trust, Ser. 2003-A1, Class A1, 2.93%, 09/15/2010	10,650,000	10,673,763
Countrywide Home Loans, Inc., Ser. 2004-25, Class 2A3, 3.22%, 02/25/2035	12,769,090	12,797,389
E-Trade RV & Marine Trust, Class A1, 2.67%, 07/07/2009	9,773,049	9,763,304
FNMA, Ser. 2004-T9, Class A1, 2.79%, 04/25/2035	10,189,494	10,198,372
Harborview Mtge. Loan Trust, Ser. 2005-1, Class 2A1A, 3.12%, 02/19/2035	8,645,067	8,653,233
Home Equity Mtge. Trust, Ser. 2005-1, Class A1, 3.05%, 04/28/2035	13,213,815	13,223,356
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	5,793,500	5,856,414

Total Asset-Backed Securities (cost $71,272,043)		71,165,831

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.7%
FIXED-RATE 9.7%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	6,893,661	7,273,691
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-4, Class A6, 4.88%, 07/10/2042	3,250,000	3,198,311
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	9,602,594	9,906,781
Ser. 2002, Class E, 7.08%, 10/15/2036 144A	5,000,000	5,484,916
Ser. 2003, Class A1, 3.43%, 05/11/2039	10,526,313	10,249,841
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	10,171,681	9,851,993
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,377,397
Ser. 2004-ZQ2, Class A2, 5.42%, 05/15/2036	6,825,000	6,984,421
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	9,000,000	8,932,669
GS Mortgage Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	7,260,903	7,078,345
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	9,312,000	8,866,477
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	4,010,969	4,246,395
Ser. 2003-C5, Class A2, 3.48%, 07/15/2027	14,325,000	13,916,061
Morgan Stanley Capital I:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	6,254,000	6,570,071
Ser. 2003-LQ4, Class A2, 4.07%, 05/15/2040	7,115,000	6,680,638
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.29%, 07/15/2033 144A	7,000,000	7,845,767

Total Commercial Mortgage-Backed Securities (cost $132,337,116)		129,463,774

[2]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 31.3%
CONSUMER DISCRETIONARY 3.0%
Automobiles 0.5%
DAIMLERCHRYSLER HOLDINGS CORP., 7.30%, 01/15/2012	$1,240,000	$1,353,854
General Motors Corp.:
7.20%, 01/15/2011	4,800,000	4,338,245
7.50%, 07/15/2005	725,000	730,867

		6,422,966

Hotels, Restaurants & Leisure 0.4%
McDonald's Corp., 5.95%, 01/15/2008	5,500,000	5,709,121

Media 1.7%
Comcast Cable Communications Corp.:
6.20%, 11/15/2008	870,000	909,567
6.75%, 01/30/2011	10,175,000	11,004,405
Time Warner, Inc., 6.875%, 05/01/2012	10,000,000	10,936,250

		22,850,222

Multi-line Retail 0.4%
May Department Stores Co., 7.45%, 09/15/2011	4,270,000	4,762,293

CONSUMER STAPLES 3.0%
Beverages 1.1%
Anheuser-Busch Companies, Inc.:
5.625%, 10/01/2010	7,100,000	7,393,429
7.25%, 09/15/2015	220,000	230,273
Coors Brewing Co., 6.375%, 05/15/2012	6,000,000	6,456,258

		14,079,960

Food & Staples Retailing 1.1%
Costco, Inc., 7.125%, 06/15/2005	800,000	805,721
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,531,991
Sysco Corp., 4.75%, 07/30/2005	750,000	753,364
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	5,750,000	6,269,984

		15,361,060

Food Products 0.8%
General Mills, Inc., 6.00%, 02/15/2012	10,000,000	10,648,570

ENERGY 0.2%
Oil & Gas 0.2%
ChevronTexaco Capital Co., 3.50%, 09/17/2007	700,000	689,402
Conoco Funding Co., 5.45%, 10/15/2006	1,000,000	1,021,743
Pemex Project Funding Master Trust, 6.125%, 08/15/2008	500,000	513,750

		2,224,895

FINANCIALS 19.2%
Capital Markets 4.3%
Alliance Capital Management LP, 5.625%, 08/15/2006	9,300,000	9,466,759
Bank of New York Co., Inc.:
4.14%, 08/02/2007	3,000,000	2,990,865
7.30%, 12/01/2009	5,000,000	5,524,600
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	11,000,000	10,721,865
7.35%, 10/01/2009	790,000	872,310
Legg Mason, Inc., 6.75%, 07/02/2008	9,950,000	10,628,550
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	5,000,000	4,783,680
4.125%, 09/10/2009	5,000,000	4,877,675
[3]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley:
3.625%, 04/01/2008	$3,000,000	$2,931,666
3.875%, 01/15/2009	4,000,000	3,892,928

		56,690,898

Commercial Banks 4.6%
Bank of America Corp., 4.375%, 12/01/2010	9,250,000	9,118,659
National City Bank:
4.50%, 03/15/2010	10,250,000	10,154,531
6.20%, 12/15/2011	2,475,000	2,666,694
PNC Funding Corp.:
5.75%, 08/01/2006	8,000,000	8,179,520
6.125%, 02/15/2009	3,400,000	3,562,629
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,726,233
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,054,377
Vanderbilt Mortgage Finance, Inc., 7.60%, 06/07/2025	8,000,000	8,528,182
Wells Fargo & Co., 6.25%, 04/15/2008	6,000,000	6,299,940

		61,290,765

Consumer Finance 2.8%
American Express Co., 4.875%, 07/15/2013	8,000,000	7,986,208
Ford Motor Credit Co.:
6.875%, 02/01/2006	1,200,000	1,216,560
7.375%, 10/28/2009	7,180,000	7,218,270
General Electric Capital Corp., 6.80%, 11/01/2005	1,000,000	1,018,731
GMAC, 6.875%, 09/15/2011	4,765,000	4,316,985
Household Finance Corp.:
6.40%, 06/17/2008	8,115,000	8,562,185
6.50%, 11/15/2008	2,475,000	2,625,418
USAA Capital Corp., 5.59%, 12/20/2006 144A	4,350,000	4,465,005

		37,409,362

Diversified Financial Services 1.2%
Citigroup, Inc.:
3.50%, 02/01/2008	3,160,000	3,087,582
5.75%, 05/10/2006	755,000	769,614
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	12,258,752
Verizon Global Funding Corp., 6.125%, 06/15/2007	860,000	892,504

		17,008,452

Insurance 1.5%
Genworth Financial, Inc., 4.75%, 06/15/2009	8,000,000	8,021,728
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	2,175,000	2,216,532
Prudential Financial, Inc., 5.10%, 09/20/2014	9,375,000	9,299,456

		19,537,716

Real Estate 2.4%
CarrAmerica Realty Corp., REIT:
3.625%, 04/01/2009	8,500,000	8,127,853
5.125%, 09/01/2011	4,500,000	4,509,162
Duke Realty Corp., REIT:
3.35%, 01/15/2008	10,000,000	9,640,570
7.05%, 03/01/2006	2,500,000	2,543,598
EOP Operating LP, 7.00%, 07/15/2011	6,300,000	6,947,060
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	450,000	457,449

		32,225,692

[4]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.4%
American General Finance Corp.:
4.50%, 11/15/2007	$9,545,000	$9,563,775
5.91%, 06/12/2006	1,000,000	1,020,388
6.10%, 05/22/2006	5,955,000	6,090,155
MTN, 3.875%, 10/01/2009	3,000,000	2,883,147
Washington Mutual, Inc., 5.00%, 03/22/2012	7,000,000	6,970,152
World Savings Bank, 4.125%, 12/15/2009	6,000,000	5,864,424

		32,392,041

HEALTH CARE 0.1%
Pharmaceuticals 0.1%
Bristol-Myers Squibb Co., 4.75%, 10/01/2006	750,000	760,043

INDUSTRIALS 2.2%
Aerospace & Defense 1.3%
Boeing Co., 6.875%, 11/01/2006	5,755,000	5,980,999
General Dynamics Corp., 4.50%, 08/15/2010	12,000,000	11,897,316

		17,878,315

Road & Rail 0.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	10,975,000	11,616,993

MATERIALS 0.7%
Chemicals 0.2%
Dow Chemical Co., 8.625%, 04/01/2006	3,000,000	3,119,130

Paper & Forest Products 0.5%
International Paper Co., 5.85%, 10/30/2012	6,195,000	6,466,000

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.6%
SBC Communications, Inc.:
5.875%, 02/01/2012	2,825,000	2,949,419
6.25%, 03/15/2011	8,500,000	9,030,859
Verizon, Inc., 5.875%, 01/17/2012	8,370,000	8,693,082

		20,673,360

Wireless Telecommunication Services 0.5%
Cingular Wireless, 8.125%, 05/01/2012	5,725,000	6,697,311

UTILITIES 0.8%
Electric Utilities 0.5%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,583,365

Gas Utilities 0.3%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	4,300,000	4,380,019

Total Corporate Bonds (cost $414,655,484)		416,788,549

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.9%
FHLMC:
3.50%, 04/01/2008	800,000	784,464
6.25%, 03/05/2012	1,675,000	1,724,258
FNMA:
3.00%, 02/26/2007	1,800,000	1,767,901
3.75%, 05/17/2007	1,250,000	1,241,516
4.75%, 01/02/2007	1,525,000	1,543,262
5.50%, 05/02/2006	1,750,000	1,780,749
6.00%, 12/15/2005	1,500,000	1,525,704
6.375%, 06/15/2009	890,000	956,099

Total U.S. Government & Agency Obligations (cost $11,625,581)		11,323,953

[5]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 17.0%
U.S. Treasury Bonds, 7.50%, 11/15/2016	$83,030,000	$104,124,851
U.S. Treasury Notes:
1.50%, 03/31/2006	1,600,000	1,570,189
2.375%, 08/15/2006	3,500,000	3,442,442
2.50%, 10/31/2006	1,750,000	1,718,556
2.75%, 07/31/2006 - 08/15/2007	32,710,000	32,341,906
3.00%, 11/15/2007	800,000	782,875
3.375%, 11/15/2008	56,875,000	55,617,551
5.00%, 08/15/2011	25,960,000	26,978,125

Total U.S. Treasury Obligations (cost $227,934,441)		226,576,495

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.8%
FIXED-RATE 1.8%
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.52%, 12/25/2034	14,000,000	13,448,089
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-9XS, Class A, 3.02%, 07/25/2034	1,331,671	1,334,100
Washington Mutual, Inc., Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	9,875,000	9,555,071

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $24,940,771)		24,337,260

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.7%
FIXED-RATE 1.7%
STRUCTURED ASSET SECURITIES CORP.:
Ser. 2003-40A, Class 3A2, 4.51%, 01/25/2034	53,255	53,068
Ser. 2005-NC1, Class A1, 3.65%, 02/25/2035	12,665,243	12,634,112
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR2, Class 2A1, 4.57%, 03/25/2035 	9,582,956	9,500,543

		22,187,723

FLOATING-RATE 2.0%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 3.73%, 02/20/2021	492,257	488,063
FUND AMERICA INVESTORS CORP., SER. 1993-A, CLASS A5, 4.20%, 06/25/2023	1,162,831	1,178,838
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR5, Class 2A1A, 3.28%, 08/25/2034	9,970,919	9,980,042
Perpetual Savings Bank, Ser. 1990-1, Class 1, 3.57%, 04/01/2020	2,243,895	2,244,010
Washington Mutual, Inc., Ser. 2004-AR13, Class A2A, 2.93%, 11/22/2044 	12,902,104	12,929,198

		26,820,151

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $49,027,681)		49,007,874

YANKEE OBLIGATIONS-CORPORATE 1.0%
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $12,848,111)	11,525,000	13,029,935

YANKEE OBLIGATIONS-GOVERNMENT 0.2%
Canada, 4.625%, 10/03/2006	1,125,000	1,139,110
Italy, 2.50%, 03/31/2006	900,000	891,142

Total Yankee Obligations-Government (cost $2,021,913)		2,030,252

SHORT-TERM INVESTMENTS 2.5%
U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bills, 1.26%, 04/28/2005 †	3,000,000	2,995,241
U.S. Treasury Notes:
1.625%, 09/30/2005	1,000,000	993,047
1.875%, 11/30/2005 - 12/31/2005	1,250,000	1,238,887
2.00%, 08/31/2005	10,400,000	10,359,378

		15,586,553

[6]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

MUTUAL FUND SHARES 1.3%
Evergreen Institutional Money Market Fund ø ##	17,632,143	$17,632,143

Total Short-Term Investments (cost $33,281,412)		33,218,696

Total Investments (cost $1,327,617,128) 99.2%		1,319,072,604
Other Assets and Liabilities 0.8%		11,060,010

Net Assets 100.0%		$1,330,132,614

	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,328,851,856. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,458,675 and $18,237,927, respectively, with a net unrealized depreciation of $9,779,252.

[7]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: May 27, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: May 27, 2005